Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 5,827,289
Changes in identifiable intangible assets:
Increases other than from business combinations	686,076	$ 593,376
Amortization	(449,463)	(351,114)	$ (240,579)
Ending balance	5,527,879	5,827,289
Development costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,255	2,056
Changes in identifiable intangible assets:
Increases other than from business combinations	13
Decrease other than from business combinations		(23)
Increase (decrease) from foreign currency translation differences	38	(275)
Amortization	(387)	(524)
Other increases (decreases)	627	3,021
Total changes in identifiable intangible assets	291	2,199
Ending balance	4,546	4,255	2,056
Easements and water rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	43,235	42,482
Changes in identifiable intangible assets:
Increases other than from business combinations	178	6,828
Increase (decrease) from foreign currency translation differences	(187)	(5,172)
Amortization	(1,181)	(1,653)
Increases (decreases) from transfers and other changes	1,804	1,647
Increases (decreases) from transfers	1,804	1,647
Other increases (decreases)	(12,362)	(897)
Total changes in identifiable intangible assets	(11,748)	753
Ending balance	31,487	43,235	42,482
IFRS Concessions [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,637,387	3,533,935
Changes in identifiable intangible assets:
Increases other than from business combinations	601,792	523,510
Acquisitions made through business combinations		2,914,866
Increase (decrease) from foreign currency translation differences	(202,951)	(840,315)
Amortization	(437,962)	(349,932)
Increases (decreases) from transfers and other changes		(1,506)
Increases (decreases) from transfers		(1,506)
Disposals and removal from service	(15,675)	(34,273)
Removals from service	(15,675)	(34,273)
Other increases (decreases)	(300,863)	(108,898)
Total changes in identifiable intangible assets	(355,659)	2,103,452
Ending balance	5,281,728	5,637,387	3,533,935
Patents, registered trademarks and other rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,118	25,253
Changes in identifiable intangible assets:
Increases other than from business combinations	1,042	6,236
Increase (decrease) from foreign currency translation differences	(85)	(1,132)
Amortization	(3,486)	(1,995)
Increases (decreases) from transfers and other changes	(5,040)	40
Increases (decreases) from transfers	(5,040)	40
Other increases (decreases)	18,941	(14,284)
Total changes in identifiable intangible assets	11,372	(11,135)
Ending balance	25,490	14,118	25,253
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	128,218	73,299
Changes in identifiable intangible assets:
Increases other than from business combinations	83,051	56,825
Increase (decrease) from foreign currency translation differences	(8,651)	(20,753)
Amortization	(22,429)	(12,865)
Increases (decreases) from transfers and other changes	3,236	5,162
Increases (decreases) from transfers	3,236	5,162
Argentine hyperinflationary economy	7,391	12,155
Other increases (decreases)	(6,386)	14,395
Total changes in identifiable intangible assets	56,212	54,919
Ending balance	184,430	128,218	73,299
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	76	5,454
Changes in identifiable intangible assets:
Increase (decrease) from foreign currency translation differences		(7)
Amortization	(62)	(28)
Increases (decreases) from transfers and other changes		(5,343)
Increases (decreases) from transfers		(5,343)
Other increases (decreases)	184
Total changes in identifiable intangible assets	122	(5,378)
Ending balance	198	76	5,454
Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,827,289	3,682,479
Changes in identifiable intangible assets:
Increases other than from business combinations	686,076	593,376
Acquisitions made through business combinations		2,914,866
Increase (decrease) from foreign currency translation differences	(211,836)	(867,654)
Amortization	(465,507)	(366,997)
Disposals and removal from service	(15,675)	(34,273)
Removals from service	(15,675)	(34,273)
Argentine hyperinflationary economy	7,391	12,155
Other increases (decreases)	(299,859)	(106,663)
Total changes in identifiable intangible assets	(299,410)	2,144,810
Ending balance	$ 5,527,879	$ 5,827,289	$ 3,682,479